Vanguard Variable Insurance Funds—Diversified Value Portfolio
Supplement Dated February 25, 2022, to the Prospectus and Summary Prospectus Dated April 29, 2021
Important Changes to Vanguard Variable Insurance Funds—Diversified Value Portfolio

Effective immediately, Henry Ross Seiden has been added as a co-portfolio manager of Lazard Asset Management LLC’s portion of Vanguard Variable Insurance Funds—Diversified Value Portfolio (the Portfolio). Additionally, the titles and all references thereto for current co-portfolio managers of Hotchkis and Wiley Capital Management, LLC’s portion of the Portfolio, George H. Davis, Jr. and Scott McBride, are hereby updated to “Executive Chairman and Portfolio Manager” and “Chief Executive Officer and Portfolio Manager” respectively.
The Portfolio’s investment objective, strategies, and policies remain unchanged.
Prospectus and Summary Prospectus Text Changes
The following is added under the heading “Investment Advisors” in the Portfolio Summary section:
Henry Ross Seiden, Managing Director of Lazard. He has co-managed a portion of the Portfolio since February 2022.
Prospectus Text Changes
The following is added under the heading “Investment Advisors” in the More on the Portfolio section:
Henry Ross Seiden, Managing Director of Lazard. He has worked in investment management since 2006, has been with Lazard since 2010, has managed investment portfolios since 2015, and has co-managed a portion of the Portfolio since February 2022. Education: B.B.A., University of Michigan.

© 2022 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 278A 022022

Vanguard Variable Insurance Funds

Supplement Dated February 25, 2022, to the Statement of Additional Information Dated April 29, 2021

Important Changes to Vanguard Variable Insurance Funds—Diversified Value Portfolio
Effective immediately, Henry Ross Seiden has been added as a co-portfolio manager of Lazard Asset Management LLC’s portion of Vanguard Variable Insurance Funds—Diversified Value Portfolio (the Portfolio). The Portfolio’s investment objective, strategies, and policies remain unchanged.
Statement of Additional Information Text Changes
In the Investment Advisory and Other Services section, the following text and table are added under the sub-heading “1. Other Accounts Managed” on page B-61:
Portfolio Manager		No. of accounts	Total assets	No. of accounts with performance-based fees	Total assets in accounts with performance-based fees
Henry Ross Seiden[1]	Registered investment companies[2]	7	$8.9B	2	$2B
	Other pooled investment vehicles	4	$2B	2	$1.2B
	Other accounts	75	$3.3B	0	$0
1 Mr. Seiden began co-managing a portion of the Portfolio on February 25, 2022. Information provided as of December 31, 2021.
2 Includes Diversified Value Portfolio, which held assets of $1.23 billion as of December 31, 2021.
© 2022 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 278A 022022